UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)             (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Annual Report 2018
September 30, 2018

                       The Hillman Fund

No Load Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Fund ("Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Hillman Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between The Hillman Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Hillman Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at hillmancapital.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on The Hillman Fund:

See Our Website @ hillmancapital.com
or
Call Our Shareholder Services Group at 800-773-3863

Letter to Shareholders

Dear Hillman Fund Shareholder,

We are pleased to provide the annual report for The Hillman Fund for the year ended September 30, 2018.

We have enclosed the attached performance summary to remind our shareholders of Hillman Capital Management's approach and to share some perspective on current economic conditions.

On behalf of the team at Hillman Capital Management, I thank you for your ongoing confidence.  It is our hope that we may continue to serve you throughout the years to come.

Sincerely,
Mark A. Hillman
President and Chief Investment Officer
Hillman Capital Management, Inc.

Performance Summary

For the year ended September 30, 2018, The Hillman Fund returned 13.65% versus a return of 17.91% for the S&P 500 Total Return Index ("The Index").  The Fund continues to be, in my opinion, well positioned with investments in companies with sustainable competitive advantages, at prices that we believe to be reasonable.  The income generated from option writing has nominally benefitted performance; I will continue to pursue opportunities that could potentially enhance returns and dampen volatility.  It appears likely that the US economy will continue its course of a long and slow economic recovery, with interest rate increases acting as a counter balance to expansionary fiscal policy.

Moderate and steady growth has been good for investors over the last nine years. Companies, investors and consumers enjoy operating in an environment characterized by predictability. As the new paradigm featuring uncertainty and volatility evolves, interesting investment opportunities may arise. Discipline and intestinal fortitude will be required of those who wish to capitalize. In this environment, we shall continue to dispassionately manage our clients' asset allocations appropriately, judge the competitive position of the companies that we follow and remain diligent about valuation.

Our equity strategies continue to be driven by our core belief that competitively advantaged companies will outperform their peers through economic cycles and market cycles.  Our goal is to invest in great enterprises at attractive prices. We will continue to invest according to this precept for the long-term interest of our clients.

Disclosure:

Past performance is not indicative of future results. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is subject to the following risks: market risk, management style risk, investment advisor risk, operating risk, non-diversified status risk, sector focus risk, small-cap and mid-cap companies risk, and risks from writing options. More information about these risks and other risks can be found in the Fund's prospectus.  The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices.  It is not possible to invest in this index.

Statements in this Annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements.  No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements.  Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

Underwriter and Distributor: Capital Investment Group, Inc.
100 E. Six Forks Road
Suite 200
Raleigh, NC 27609
Phone (800) 773-3863

There is no affiliation between Capital Investment Group, Inc. and Hillman Capital Management, Inc.

(HCM-18-17)

The Hillman Fund

Performance Update (Unaudited)

For the period from September 30, 2008 through September 30, 2018

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 and represents the reinvestment of dividends and capital gains distributions. This graph depicts the performance of The Hillman Fund versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Five	Ten	Expense
September 30, 2018	Year	Year	Year	Ratio*
The Hillman Fund - No Load Shares	13.65%	16.95%	6.19%	1.63%
S&P 500 Total Return Index	17.91%	19.29%	9.22%	N/A

* The gross expense ratio shown is from the Fund's prospectus dated January 28, 2018, and includes acquired fund fees and expenses.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends and distributions.

The Hillman Fund

Schedule of Investments

As of September 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 89.11%

	Consumer Discretionary - 17.42%
*	Amazon.com, Inc.	700	$1,402,100
	Dunkin' Brands Group, Inc.	10,000	737,200
	McDonald's Corp.	6,500	1,087,385
	Office Depot, Inc.	125,000	401,250
	Starbucks Corp. (a)	23,000	1,307,320
	The Walt Disney Co. (a)	10,000	1,169,400
			6,104,655
	Consumer Staples - 18.05%
µ	Anheuser-Busch InBev SA/NV	10,000	875,700
	Colgate-Palmolive Co.	15,000	1,004,250
	Mondelez International, Inc. (a)	26,000	1,116,960
	The Hershey Co.	9,600	979,200
	The JM Smucker Co.	10,700	1,097,927
	The Procter & Gamble Co.	15,000	1,248,450
			6,322,487
	Financials - 5.62%
	Bank of America Corp. (a)	30,000	883,800
	The Western Union Co.	57,000	1,086,420
			1,970,220
	Health Care - 18.76%
	Amgen, Inc.	6,600	1,368,114
	Bristol-Myers Squibb Co.	2,500	155,200
	Eli Lilly & Co.	12,200	1,308,938
*	Laboratory Corp of America Holdings	6,000	1,042,080
	Medtronic PLC	14,000	1,377,180
	Pfizer, Inc.	30,000	1,322,100
			6,573,612
	Industrials - 8.06%
	Emerson Electric Co.	13,000	995,540
	General Electric Co. (a)	84,000	948,360
*	Stericycle, Inc.	15,000	880,200
			2,824,100
	Information Technology - 9.10%
	International Business Machines Corp.	7,200	1,088,712
	QUALCOMM, Inc.	15,600	1,123,668
	Texas Instruments, Inc.	9,100	976,339
			3,188,719
	Materials - 2.88%
	Compass Minerals International, Inc. (a)	15,000	1,008,000
			1,008,000

			(Continued)

The Hillman Fund

Schedule of Investments - Continued

As of September 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued

	Telecommunication Services - 6.11%
	AT&T, Inc.	32,000	$1,074,560
	Verizon Communications, Inc.	20,000	1,067,600
			2,142,160
	Utilities - 3.11%
	The Southern Co.	25,000	1,090,000
			1,090,000

	Total Common Stocks (Cost $27,756,615)		31,223,953

EXCHANGE-TRADED PRODUCT - 1.47%

	Fixed Income - 1.47%
	ProShares Short 20+ Year Treasury	22,000	514,800

	Total Exchange-Traded Product (Cost $502,152)		514,800

LIMITED PARTNERSHIP - 2.79%

	Energy - 2.79%
	Enterprise Products Partners LP	34,000	976,820

	Total Limited Partnership (Cost $1,003,293)		976,820

SHORT-TERM INVESTMENT - 6.29%
	Money Market Fiduciary Portfolio, 0.25% §	2,202,564	2,202,564

	Total Short-Term Investment (Cost $2,202,564)		2,202,564

Total Value of Investments (Cost $31,464,624) - 99.66%			$34,918,137

Total Options Written (Premiums Received $57,695) - (0.21)%			(74,100)

Other Assets Less Liabilities - 0.55%			193,530

	Net Assets - 100.00%		$35,037,567

*	Non-income producing investment
§	Represents 7 day effective yield as of September 30, 2018
µ	American Depositary Receipt
(a)	All or a portion of this security is held as collateral for put options written.

The following abbreviations or acronyms are used in this schedule:
	NV - Netherlands security
	PLC - Public Limited Company
	LP - Limited Partnership

			(Continued)

The Hillman Fund

Schedule of Investments - Continued

As of September 30, 2018
	Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

PUT OPTIONS WRITTEN - 0.21%

* Comcast Corp.	300	$ 35.00	10/19/2018	$ 1,062,300	$16,350
* General Mills, Inc.	220	45.00	10/19/2018	944,240	57,750

	Put Options Written (Premiums Received $57,695)				$74,100

	Summary of Investments
	by Sector		% of Net
			Assets	Value
	Consumer Discretionary		17.42%	$6,104,655
	Consumer Staples		18.05%	6,322,487
	Financials		5.62%	1,970,220
	Health Care		18.76%	6,573,612
	Industrials		8.06%	2,824,100
	Information Technology		9.10%	3,188,719
	Materials		2.88%	1,008,000
	Telecommunication Services		6.11%	2,142,160
	Utilities		3.11%	1,090,000
	Exchange-Traded Product		1.47%	514,800
	Limited Partnership		2.79%	976,820
	Short-Term Investment		6.29%	2,202,564
	Put Options Written		-0.21%	(74,100)
	Other Assets Less Liabilities		0.55%	193,530
	Total		100.00%	$35,037,567

See Notes to Financial Statements

The Hillman Fund

Statement of Assets and Liabilities

As of September 30, 2018

Assets:
Investments in securities, at value (cost $31,464,624)	$34,918,137
Receivables:
Due from broker	172,539
Fund shares sold	5
Dividends and interest	25,902
Prepaid expenses:
Registation and filing fees	17,684
Fund accounting fees	2,229
Trustee fees and meeting expenses	500

Total assets	35,136,996

Liabilities:
Options written, at value (premiums received $57,695)	74,100
Accrued expenses:
Advisory fees	8,686
Professional fees	14,500
Custody fees	850
Shareholder fulfillment expenses	500
Miscellaneous expenses	350
Insurance fees	225
Administration fees	218

Total liabilities	99,429

Net Assets	$35,037,567

Net Assets Consist of:
Paid in capital	$31,372,474
Undistributed net investment income	236,135
Accumulated net realized loss on investments and options written	(8,150)
Net unrealized appreciation on investments and options written	3,437,108

Total Net Assets	$35,037,567
No Load Shares Outstanding, no par value (unlimited authorized shares)	1,395,715
Net Asset Value, Offering Price and Redemption Price Per Share	$25.10

See Notes to Financial Statements

The Hillman Fund

Statement of Operations

For the Year Ended September 30, 2018

Investment Income:
Dividends (net of foreign withholding tax of $9,237)	$756,825
Interest	2,020

Total Investment Income	758,845

Expenses:
Advisory fees (Note 2)	348,705
Registration and filing fees	42,478
Professional fees	37,426
Administration fees (Note 2)	34,871
Fund accounting fees (Note 2)	30,487
Transfer agent fees (Note 2)	21,000
Custody fees (Note 2)	12,696
Compliance fees (Note 2)	11,131
Trustee fees and meeting expenses	10,000
Shareholder fulfillment expenses (Note 2)	7,855
Miscellaneous expenses (Note 2)	4,200
Security pricing fees	4,180
Insurance fees	2,085

Total Expenses	567,114

Fees waived by the Advisor (Note 2)	(44,404)

Net Expenses	522,710

Net Investment Income	236,135

Net Realized and Unrealized Gain on Investments:

Net realized gain from investments	2,870,829
Net realized gain from options written	747,705
Total net realized gain	3,618,534

Net change in unrealized appreciation on investments	695,650
Net change in unrealized appreciation on options written	(579)
Total net change in unrealized appreciation	695,071

Net Realized and Unrealized Gain on Investments	4,313,605

Net Increase in Net Assets Resulting from Operations	$4,549,740

See Notes to Financial Statements

The Hillman Fund

Statements of Changes in Net Assets

For the year ended September 30,	2018	2017

Operations:
Net investment income	$236,135	$178,993
Net realized gain from investments and options written	3,618,534	3,681,531
Change in unrealized appreciation on investments and options written	695,071	2,026,320

Net Increase in Net Assets Resulting from Operations	4,549,740	5,886,844

Distributions to Shareholders:
Net investment income	(178,993)	(203,106)

Net Decrease in Net Assets Resulting from Distributions	(178,993)	(203,106)

Beneficial Interest Transactions:
Shares sold	677,782	2,508,417
Reinvested distributions	177,959	185,485
Shares repurchased	(6,990,440)	(4,357,194)

Net Decrease from Beneficial Interest Transactions	(6,134,699)	(1,663,292)

Net Increase (Decrease) in Net Assets	(1,763,952)	4,020,446

Net Assets:
Beginning of Year	36,801,519	32,781,073
End of Year	$35,037,567	$36,801,519

Undistributed Net Investment Income	$236,135	$178,993

Share Information:
Shares sold	28,528	119,997
Reinvested distributions	7,717	9,311
Shares repurchased	(298,444)	(209,780)

Net Decrease in Shares of Beneficial Interest	(262,199)	(80,472)

Shares Outstanding, Beginning of Year	1,657,914	1,738,386
Shares Outstanding, End of Year	1,395,715	1,657,914

See Notes to Financial Statements

The Hillman Fund

Financial Highlights

For a share outstanding during the
years ended September 30,	2018	2017	2016	2015	2014

Net Asset Value, Beginning of Year	$22.20	$18.86	$16.39	$17.26	$14.27

Income (Loss) from Investment Operations:
Net investment income	0.18	0.11	0.12	0.09	0.08
Net realized and unrealized gain (loss)
on investments and options written	2.84	3.35	2.44	(0.88)	2.97

Total from Investment Operations	3.02	3.46	2.56	(0.79)	3.05

Less Distributions:
From net investment income	(0.12)	(0.12)	(0.09)	(0.08)	(0.06)

Total Distributions	(0.12)	(0.12)	(0.09)	(0.08)	(0.06)

Net Asset Value, End of Year (a)	$25.10	$22.20	$18.86	$16.39	$17.26

Total Return	13.65%	18.41%	15.69%	(4.62)%	21.39%

Net Assets, End of Year (in thousands)	$35,038	$36,802	$32,781	$32,933	$32,850

Ratios of:
Gross Expenses to Average Net Assets (b)(c)	1.63%	1.60%	1.50%	1.50%	1.50%
Net Expenses to Average Net Assets (b)(c)	1.50%	1.50%	1.50%	1.50%	1.50%
Net Investment Income to Average
Net Assets (c)(d)	0.68%	0.51%	0.60%	0.53%	0.51%

Portfolio turnover rate	51.30%	89.92%	48.41%	67.77%	55.51%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the total returns based upon those net asset values may differ from the net asset values and total returns for shareholder transactions.

(b)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(c)	Does not include expenses of the underlying investment companies in which the Fund invests.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

The Hillman Fund

Notes to Financial Statements

As of September 30, 2018

1.  Organization and Significant Accounting Policies

The Hillman Fund (the "Fund") is a series of the Hillman Capital Management Investment Trust (the "Trust"), which was organized on July 14, 2000 as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, as an open-ended management investment company.

The Fund commenced operations on December 29, 2000.  The investment objective of the Fund is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Trustees").  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as of 4:00 p.m. Eastern Time (the "Valuation Time"). Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. If there is an ask price but no bid price at the Valuation Time, the option shall be priced at the mean of zero and the ask price at the Valuation Time.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the Valuation Time is not readily available or (ii) the Fund's investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

The Hillman Fund

Notes to Financial Statements

As of September 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2018 for the Fund's investments:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets Common Stocks*	$31,223,953	$31,223,953	$-	$-
Exchange-Traded Product	514,800	514,800	-	-
Limited Partnership	976,820	976,820	-	-
Short-Term Investment	2,202,564	2,202,564	-	-
Total Assets	$34,918,137	$34,918,137	$-	$-

Liabilities Put Options Written	$74,100	$-	$74,100	$-
Total Liabilities	$74,100	$-	$74,100	$-

(a)  The Fund did not hold any Level 3 securities during the year.  There were no transfers into or out of Level 1 and Level    2 during the year.  It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*For a detailed breakout by sector, please refer to the Schedule of Investments.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf and Trust level expenses.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

The Hillman Fund

Notes to Financial Statements

As of September 30, 2018

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains (losses) from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased and the Options Written, at value on the Statement of Assets and Liabilities for options written.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written.

The derivative instruments outstanding as of September 30, 2018 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed below serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of September 30, 2018:

Derivative Type	Location	Market Value	Notional Value

Equity Contracts – written options	Liabilities-Options written, at value	$ 74,100	$2,006,540

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal year ended September 30, 2018:

Derivative Type	Location	Gains/Losses

Equity Contracts – written options	Net realized gain from options written	$ 747,705

Equity Contracts – written options	Net change in unrealized appreciation on options written	$ (579)

(Continued)

The Hillman Fund

Notes to Financial Statements

As of September 30, 2018

The following table presents the Fund's liabilities available for offset under a master netting arrangement of collateral pledged as of September 30, 2018:

Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged*	Cash Collateral Pledged*	Net Amount of Assets
Description of Liability:
Options Written	$74,100	$74,100	$ -	$ -
Total	$74,100	$74,100	$ -	$ -

*The actual financial instruments and cash collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

2.   Transactions with Affiliates

Advisor
The Fund pays a monthly fee to Hillman Capital Management, Inc. (the "Advisor") calculated at the annual rate of 1.00% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive those expenses and other expenditures which are capitalized in accordance with GAAP, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to not more than 1.499% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup any amounts previously waived or reimbursed.

For the fiscal year ended September 30, 2018, $348,705 in advisory fees were incurred, of which $44,404 in advisory fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of September 30, 2018, the Administrator received $4,200 in miscellaneous expenses.

(Continued)

The Hillman Fund

Notes to Financial Statements

As of September 30, 2018

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $34,871 in administration fees, $12,696 in custody fees, and $30,487 in fund accounting fees for the fiscal year ended September 30, 2018.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund incurred $21,000 in transfer agent fees during the fiscal year ended September 30, 2018.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  These are included on the Statement of Operations in the Shareholder Fulfillment Expenses.

3.   Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the 1940 Act (the "Independent Trustees") receive $4,000 each year from the Fund, plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

(Continued)

The Hillman Fund

Notes to Financial Statements

As of September 30, 2018

4.  Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$16,184,657	$19,912,129

There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended September 30, 2018.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  Permanent differences do not have an effect on the net asset values of the Fund.

Management reviewed the Fund's tax positions taken or to be taken on Federal income tax returns for the open tax years September 30, 2015 through September 30, 2018 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.

Distributions during the fiscal years ended were characterized for tax purposes as follows:

	September 30, 2018	September 30, 2017
Ordinary Income	$178,993	$203,106

During the fiscal year, the following reclassifications were made to expire the capital loss carryforward for pre-enactment losses:

Accumulated Net Realized Loss	$ 3,240,007
Paid in Capital	(3,240,007)

At September 30, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$31,415,079

Gross Unrealized Appreciation	5,191,054
Gross Unrealized Depreciation	(1,762,096)
Net Unrealized Appreciation	3,428,958

Undistributed Net Investment Income	236,135

Distributable Earnings	$3,665,093

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) and accumulated realized losses is attributable to the tax deferral of losses from wash sales.

(Continued)

The Hillman Fund

Notes to Financial Statements

As of September 30, 2018

Capital Loss Carryforwards
Under the Regulated Investment Company Modernization Act of 2010 ("the Modernization Act"), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short‐term and/or long‐term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short‐term. As a transition rule, the Modernization Act requires that post‐enactment net capital losses be used before pre‐enactment net capital losses. During the current fiscal year, the Fund utilized $3,624,331 of pre-enactment losses and expired $3,240,007 of pre-enactment losses.  The Fund has no post-enactment losses.

6.  New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard. The changes will be applied to the Fund's future financial statements.

7.   Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the Fund expects the risk of loss to be remote.

8.    Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Hillman Capital Management Investment Trust
and the Shareholders of The Hillman Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Hillman Fund, a series of shares of beneficial interest in Hillman Capital Management Investment Trust (the "Fund"), including the schedule of investments, as of September 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Hillman Capital Management Investment Trust since 2004.

Philadelphia, Pennsylvania
November 29, 2018

The Hillman Fund

Additional Information
(Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Advisor's Disclosure Policy is included as Appendix B to the Fund's Statement of Additional Information and is available, (1) without charge, upon request, by calling 800-773-3863 and (2) on the Securities and Exchange Commission's ("SEC") website at sec.gov.   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.   Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.   Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal year ended September 30, 2018.

During the fiscal year, income distributions totaling $178,992 were paid from the Fund, but there were no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur other Fund expenses, including Advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

The Hillman Fund

Additional Information
(Unaudited)

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,112.10	$7.94
	$1,000.00	$1,017.55	$7.59
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.50%, multiplied by 183/365 (to reflect the one-half year period).

5.   Approval of Advisory Agreement

In connection with the quarterly Board meeting held on December 14, 2017, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
The nature, extent, and quality of the services provided by the Advisor.  In this regard, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund, including, without limitation, the quality of its investment advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objective, policies and limitations, coordination of services for the Fund among the Fund's service providers, and efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares.

The Trustees noted that the Advisor seeks to achieve the Fund's investment objective by investing primarily in common stocks of U.S. companies that the Advisor believes have qualitative and quantitative competitive advantages and have temporarily fallen out of favor for reasons that are considered non‐recurring or short‐term; whose value is not currently well known; or whose value is not fully recognized by the public.  The Trustees further noted that the Trust's president/principal executive officer and treasurer/principal financial officer were either employees of the Advisor or retained by the Advisor and serve without additional compensation from the Fund.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor's business, the Advisor's compliance program, and the Advisor's Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(Continued)

The Hillman Fund

Additional Information
(Unaudited)

(ii)
The investment performance of the Fund and the Advisor. In this regard, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Lipper peer group averages).  The Trustees compared the Fund's returns to those of comparable funds and the peer group average. The Trustees also noted that the Advisor had indicated that the Fund's Morningstar rating was three stars.

In response to a question from an Independent Trustee, there was then a discussion regarding how the Fund compared to its peers in terms of strategy and returns.  In response to another question from an Independent Trustee regarding the Fund's Morningstar rating, the Advisor stated the Fund had three stars.

The Trustees also considered the consistency of the Advisor's management of the Fund with its investment objective, policies and limitations.  After reviewing the short and long‐term investment performance of the Fund, the Advisor's experience managing the Fund and other advisory accounts, the Advisor's historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

(iii)
The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund.  The Trustees first noted that the management fee for the Fund under the Investment Advisory Agreement was 1.00% of average daily net assets.  The Trustees evaluated the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund and the nature and frequency of advisory fee payments.

The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.   The Advisor responded to several questions about the financial condition of the firm and reviewed a profitability analysis with the Trustees.  The Trustees noted that the Advisor directly pays for certain expenses of the Fund under an Expense Limitation Agreement in order to help limit the Fund's annual operating expenses.

The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor as well.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees determined that the management fee was higher than the comparable funds and the net expense ratio was higher than the comparable funds.  The Trustees also determined that the Fund's management fee and net expense ratio were higher than its peer group average. The Trustees noted that the Fund was much smaller in size than its peer group and category.
(Continued)

The Hillman Fund

Additional Information
(Unaudited)

Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

(iv)
The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect economies of scale for the benefit of the Fund's investors.  In this regard, the Trustees reviewed the Fund's operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund's fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Fund's asset levels and, therefore, did not reflect economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. The Trustees noted that, due to the small size of the Fund, the Advisor believed it was premature to consider breakpoints in the advisory fee. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

(v)
The Advisor's practices regarding brokerage and portfolio transactions.  In this regard, the Trustees considered the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.   The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker‐dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services ("soft dollars").  After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

(vi)
The Advisor's practices regarding possible conflicts of interest.  In this regard, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor's code of ethics.  Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the indemnification and mitigation of possible conflicts of interest were satisfactory.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.
6.   Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $5,000 during the fiscal year ended September 30, 2018 from the Fund for services to the Fund and Trust.  The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

(Continued)

The Hillman Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Since 3/2009	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	1
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Starboard Investment Trust for its sixteen series, Centaur Mutual Funds Trust for its one series (all registered investment companies). Chesapeake Investment Trust for its one series and WST Investment Trust for its two series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 5/2013	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1997; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	1
Independent Trustee of World Funds Trust for its twenty-eight series, Chesapeake Investment Trust for its one series, DGHM Investment Trust for its one series, Leeward Investment Trust for its two series and Starboard Investment Trust for its sixteen series (all registered investment companies).

Interested Trustee*
Mark A. Hillman Date of Birth: 03/1962 7250 Woodmont Avenue Suite 310 Bethesda, MD 20814	Trustee and President (Principal Executive Officer)	Since 12/2000	President, Hillman Capital Management, Inc. (investment advisor to the Fund); previously, Chief Investment Officer, Menocal Capital Management, Inc. (investment advisor).	1	None
* Basis of Interestedness. Mr. Hillman is an Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor to the Fund.

(Continued)

The Hillman Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
C. Frank Watson III Date of Birth: 09/1970 1330 St. Mary's Street Suite 400 Raleigh, NC 27605	Treasurer (Principal Financial Officer)	Since 10/2011	President, Fairview Investment Services, LLC since 2005; previously, President and Chief Operating Officer, The Nottingham Company (administrator to the Fund).	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Assistant Secretary and Assistant Treasurer	Since 05/2014 and Since 06/2016, respectively	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Robert G. Schaaf Date of Birth: 09/1988	Secretary	Since 09/18	General Counsel of The Nottingham Company since 2018; Daughtry, Woodard, Lawrence & Starling (08/2015 – 01/2018); JD/MBA Candidate, Wake Forest University (07/2011 – 05/2015).	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 3/2016
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

The Hillman Fund
is a series of the
Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Hillman Capital Management, Inc.
116 South Franklin Street	7250 Woodmont Avenue
Post Office Box 69	Suite 310
Rocky Mount, North Carolina 27802-0069	Bethesda, Maryland 20814

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	hillmancapital.com

Item 2. CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
As of the date of this report, September 30, 2018, the registrant's audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is "independent" for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the registrant for the fiscal years ended September 30, 2017 and September 30, 2018 are reflected in the table below.  These amounts represent aggregate fees billed by the registrant's independent accountant, BBD, LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings.

Fund	2017	2018
The Hillman Fund	$12,000	$12,000
(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended September 30, 2017 and September 30, 2018 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in the fiscal years ended for September 30, 2017 and September 30, 2018 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of the fund's federal, state, and excise tax returns and assistance with distribution calculations.

Fund	2017	2018
The Hillman Fund	$2,200	$2,200

(d)	All Other Fees –There were no other fees billed by the Accountant which were not disclosed in Items (a) through (c) above during the fiscal years ended September 30, 2017 and September 30, 2018.
(e)(1)
The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.
(g)
There were no non-audit fees billed by the Accountant for services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

 (h)    Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11. CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)
If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities;
(2)
All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) ("revenue split"); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); and
(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

Item 13.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President and
Date: December 10, 2018	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President and
Date: December 10, 2018	Principal Executive Officer

/s/ C. Frank Watson, III
C. Frank Watson III, Treasurer and
Date: December 10, 2018	Principal Financial Officer